OCCUPATIONAL HEALTHCARE OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2017
OCCUPATIONAL HEALTHCARE OBLIGATION
Schedule of estimated costs and discounted using a risk-free rate

Figures in million - SA rand	Note	2017	2016	2015
Occupational healthcare obligation recognised		1,077.2	-	-
Interest charge	5	46.4	-	-
Change in estimate charge to profit or loss		29.7	-	-
Balance at the end of the year		1,153.3	-	-
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		1,153.3	-	-
Current portion of occupational healthcare obligation		(0.8)	-	-
Non-current portion of occupational healthcare obligation		1,152.5	-	-